Property, Plant and Equipment (Details Narrative)			3 Months Ended	12 Months Ended
	Jun. 20, 2018 USD ($)	Mar. 24, 2018 shares	Dec. 31, 2018 USD ($) a $ / shares	Dec. 31, 2018 USD ($) a $ / shares	Dec. 31, 2017 USD ($) a	Mar. 24, 2017 a	Dec. 31, 2016 a
Property, Plant and Equipment [Line Items]
Average long term price of asset | $ / shares			$ 56.304	$ 56.304
Asset impairment charges				$ 23,712,000	$ 11,436,000
Drop of Acreage [Member]
Property, Plant and Equipment [Line Items]
Net area on mineral leases | a			1,683	1,683
Coosa Graphite Project [Member]
Property, Plant and Equipment [Line Items]
Area of land | a			45,000	45,000
Lease description				The Coosa project is comprised of a lease and option of privately-owned mineral rights from a single land owner covering an overall area of approximately 45,000 acres (approximately 70.31 square miles). The various property parcels that comprise the lease are contiguous with each other, except for s few small and isolated parcels which are situated in the far south part of the project area. The lease has a series of five-year terms (commencing August 1, 2012) that are not to exceed 70 years in total.
Lease term			5 years	5 years
Annual rental payments				$ 10,000
Optioned lease lands				$ 16,180
Percentage of NSR royalty			2.00%	2.00%
Terms and conditions on lease payment				Under the terms of the lease the Company is required to make annual payments of $10,000 for the original lease and $16,179.10 for the optioned lands (the option has been exercised) in order to maintain our property rights. The Company is obligated to pay the owner of the mineral estate a net smelter returns royalty of 2.00% for any production and sale of graphite and other minerals derived from the leased lands. There is a further obligation to pay a 0.50% net smelter return royalty, not to exceed $150,000, and make payments of $100,000 at the time of completion of a "bankable feasibility study" and an additional $150,000 upon completion of "full permitting" of the leased property.
Railroad Valley Project [Member]
Property, Plant and Equipment [Line Items]
Area of land | a					9,270
Columbus Basin Project [Member]
Property, Plant and Equipment [Line Items]
Area of land | a						14,200	11,200
Percentage of NSR royalty		1.00%
Area of unpatented mining claims | a						3,000
Acquired mineral property claims in exchange of common stock | shares		200,000
Sal Rica Project [Member]
Property, Plant and Equipment [Line Items]
Area of land | a							9,900
Percentage of NSR royalty							2.00%
Area of unpatented mining claims | a							3,360
Kingsville Dome Project [Member]
Property, Plant and Equipment [Line Items]
Lease description				The leases have expiration dates ranging from 2000 to 2007.
Gross area on mineral leases | a			2,434	2,434
Net area on mineral leases | a			2,227	2,227
Kingsville Dome Project [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				6.25%
Annual per acre royalty payable | $ / shares				$ 10
Kingsville Dome Project [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				9.375%
Annual per acre royalty payable | $ / shares				$ 30
Rosita Project [Member]
Property, Plant and Equipment [Line Items]
Gross area on mineral leases | a			2,759	2,759
Net area on mineral leases | a			2,759	2,759
Asset impairment charges				$ 2,545,000
Rosita South Property [Member]
Property, Plant and Equipment [Line Items]
Gross area on mineral leases | a			1,795	1,795
Net area on mineral leases | a			1,479	1,479
Rosita [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				6.25%
Annual per acre royalty payable | $ / shares				$ 10
Rosita [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				18.25%
Annual per acre royalty payable | $ / shares				$ 30
Mineral sales price per pound | $ / shares			$ 80.00	$ 80.00
Vasquez Project [Member]
Property, Plant and Equipment [Line Items]
Gross area on mineral leases | a			872	872
Net area on mineral leases | a			872	872
Asset impairment charges				$ 221,000
Vasquez Project [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				6.25%
Mineral sales price per pound | $ / shares			$ 25.00	$ 25.00
Vasquez Project [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				10.25%
Mineral sales price per pound | $ / shares			$ 40.00	$ 40.00
Butler Ranch Exploration Project [Member]
Property, Plant and Equipment [Line Items]
Net area on mineral leases | a			425	425
Butler Ranch Exploration Project [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease term			8 years	8 years
Annual per acre royalty payable | $ / shares				$ 10
Butler Ranch Exploration Project [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease term			10 years	10 years
Percentage of royalties on lease of sales				10.00%
Annual per acre royalty payable | $ / shares				$ 25
Cebolleta Property [Member]
Property, Plant and Equipment [Line Items]
Area of land | a			6,717	6,717
Lease term			10 years	10 years
Initial payments per lease agreement				$ 5,000,000
Amount used in the calculation of recoverable reserve payment per unit				1.00
Annual advance royalties previously paid			$ 500,000	$ 500,000
Royalty payable			1,500,000	1,500,000
Reduction in advanced royalty payment				350,000
Payment on commencement of production				$ 4,000,000
Fixed royalty percentage				5.75%
Cebolleta Property [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				4.50%
Cebolleta Property [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				8.00%
Feasibility study term				6 years
Annual advance royalties previously paid			$ 5,000,000	$ 5,000,000
Amount of deduction to recoverable reserve payment				$ 6,500,000
Juan Tafoya Property [Member]
Property, Plant and Equipment [Line Items]
Area of land | a			115	115
Lease term			10 years	10 years
Initial payments per lease agreement				$ 1,250,000
Reduction in advanced royalty payment				$ 174,000
Fixed royalty percentage				4.00%
Area of land in mineral fee interest acquired | a			4,097	4,097
Annual base rent per acre | $ / shares				$ 75
Reduction of market value per pound | $ / shares				$ 25
Juan Tafoya Property [Member] | First Five Year [Member]
Property, Plant and Equipment [Line Items]
Annual rental payments				$ 225,000
Juan Tafoya Property [Member] | Second Five Year [Member]
Property, Plant and Equipment [Line Items]
Annual rental payments				$ 337,500
Juan Tafoya Property [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				4.65%
Juan Tafoya Property [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of royalties on lease of sales				6.50%
Temrezli and Sefaatli Projects [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges	$ 18,000,000
Other Property Impairments [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges			$ 5,700,000
Cebolleta/Juan Tafoya Property [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges					11,296,000
Carrying value impairment				7,800,000	7,800,000
Mineral Property [Member]
Property, Plant and Equipment [Line Items]
Mineral property expenses				$ 3,500,000	$ 4,600,000